PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 46,915	$ 45,183
Less: Accumulated depreciation	(14,594)	(12,244)
Property, plant and equipment, net	32,321	32,939
Depreciation expense	2,290	2,109	1,929
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	30,588	29,870
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,101	793
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,016	3,870
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	586	655
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 10,624	$ 9,995